Earnings per Common Share (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net income attributable to stockholders	$ 43	$ 64	$ 23	$ 108	$ 15	$ 48	$ 55	$ 80	$ 31	$ 64	$ 122	$ 210	$ 214	$ 193
Weighted-average common shares outstanding (in thousands)	75,397			75,397						75,397	75,397
Total earnings per common share	$ 0.57			$ 1.43						$ 0.84	$ 1.62
Restricted stock (in thousands)	10			0						5	0
Weighted-average common shares outstanding – assuming dilution (in thousands)	75,407			75,397						75,402	75,397
Earnings per common shares - assuming dilution	$ 0.57			$ 1.43						$ 0.84	$ 1.62